Revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revenue

17	Revenue

	2025	2024	2023

Tuition fees	4,684,322	4,052,379	3,505,250
Other	331,934	305,527	263,937
Deductions
Discount and scholarships	(685,219)	(515,311)	(435,368)
Returns	(31,665)	(25,312)	(27,743)
Taxes	(194,477)	(170,628)	(142,825)
PROUNI	(407,640)	(342,326)	(287,338)
	3,697,255	3,304,329	2,875,913
Timing of revenue recognition
Transferred over time	3,618,234	3,242,035	2,821,251
Transferred at a point in time	79,021	62,294	54,662

The Company’s revenue from contracts with customers are all in Brazil. The Company is not subject to the payment of the contributions Social Integration Program (Programa de Integração Social, or PIS) and the Social Contribution on Revenue (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the revenue from under graduation degrees under the PROUNI program.

The tables below present the revenue for the Company’s operating segments for the years ended December 31, 2025, 2024 and 2023.

	Undergraduate	Continuing education	Medical practice solutions	Elimination (inter-segment transactions)	2025

Types of services or goods	3,255,426	284,471	171,323	(13,965)	3,697,255
Tuition fees	3,239,729	187,707	-	-	3,427,436
Other	15,697	96,764	171,323	(13,965)	269,819

Timing of revenue recognition	3,255,426	284,471	171,323	(13,965)	3,697,255
Transferred over time	3,239,729	223,774	168,696	(13,965)	3,618,234
Transferred at a point in time	15,697	60,697	2,627	-	79,021

	Undergraduate	Continuing education	Medical practice solutions	Elimination (inter-segment transactions)	2024

Types of services or goods	2,895,692	255,438	161,787	(8,588)	3,304,329
Tuition fees	2,877,731	122,391	-	-	3,000,122
Other	17,961	133,047	161,787	(8,588)	304,207

Timing of revenue recognition	2,895,692	255,438	161,787	(8,588)	3,304,329
Transferred over time	2,877,731	218,573	154,319	(8,588)	3,242,035
Transferred at a point in time	17,961	36,865	7,468	-	62,294

	Undergraduate	Continuing education	Medical practice solutions	Elimination (inter-segment transactions)	2023

Types of services or goods	2,511,018	235,830	140,282	(11,217)	2,875,913
Tuition fees	2,494,121	146,477	-	-	2,640,598
Other	16,897	89,353	140,282	(11,217)	235,315

Timing of revenue recognition	2,511,018	235,830	140,282	(11,217)	2,875,913
Transferred over time	2,494,121	206,098	132,249	(11,217)	2,821,251
Transferred at a point in time	16,897	29,732	8,033	-	54,662